Taxation - Deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax
Deferred tax asset	€ 520	€ 130
Deferred tax liability	(206)	(298)
Net deferred tax asset / (liability)	314	(168)	€ (106)
Movements in the deferred tax position
As at beginning	(168)	(106)
Income statement	36	(15)	39
Other	446	(47)
As at ending	314	(168)	(106)
Before jurisdictional netting, Assets		209
Before jurisdictional netting, Liabilities		(377)
Assets	520	130
Liabilities	(206)	(298)
Net deferred tax asset / (liability)	314	(168)	(106)
Effect of jurisdictional netting, assets		(79)
Effect of jurisdictional netting, liabilities		79
Later than one year
Deferred tax
Net deferred tax asset / (liability)	254	(197)
Movements in the deferred tax position
As at beginning	(197)
As at ending	254	(197)
Assets	459	79
Liabilities	(205)	(276)
Net deferred tax asset / (liability)	254	(197)
Pensions and similar obligations
Deferred tax
Net deferred tax asset / (liability)	(42)	58	66
Movements in the deferred tax position
As at beginning	58	66
Income statement	11	(2)
Other	(111)	(6)
As at ending	(42)	58	66
Before jurisdictional netting, Assets		59
Before jurisdictional netting, Liabilities		(1)
Assets	(43)
Liabilities	1
Net deferred tax asset / (liability)	(42)	58	66
Provisions
Deferred tax
Net deferred tax asset / (liability)	18	32	33
Movements in the deferred tax position
As at beginning	32	33
Income statement	16
Other	(30)	(1)
As at ending	18	32	33
Before jurisdictional netting, Assets		32
Assets	14
Liabilities	4
Net deferred tax asset / (liability)	18	32	33
Goodwill and intangible assets
Deferred tax
Net deferred tax asset / (liability)	207	(191)	(175)
Movements in the deferred tax position
As at beginning	(191)	(175)
Income statement	(54)	(8)
Other	452	(8)
As at ending	207	(191)	(175)
Before jurisdictional netting, Assets		8
Before jurisdictional netting, Liabilities		(199)
Assets	350
Liabilities	(143)
Net deferred tax asset / (liability)	207	(191)	(175)
Accelerated tax depreciation
Deferred tax
Net deferred tax asset / (liability)	(68)	(111)	(120)
Movements in the deferred tax position
As at beginning	(111)	(120)
Income statement	(21)	14
Other	64	(5)
As at ending	(68)	(111)	(120)
Before jurisdictional netting, Assets		11
Before jurisdictional netting, Liabilities		(122)
Assets	10
Liabilities	(78)
Net deferred tax asset / (liability)	(68)	(111)	(120)
Tax losses
Deferred tax
Net deferred tax asset / (liability)	126	52	79
Movements in the deferred tax position
As at beginning	52	79
Income statement	79	(18)
Other	(5)	(9)
As at ending	126	52	79
Before jurisdictional netting, Assets		52
Assets	126
Net deferred tax asset / (liability)	126	52	79
Other
Deferred tax
Net deferred tax asset / (liability)	58	(10)	8
Movements in the deferred tax position
As at beginning	(10)	8
Income statement	0	(1)
Other	68	(17)
As at ending	58	(10)	8
Before jurisdictional netting, Assets		10
Before jurisdictional netting, Liabilities		(20)
Assets	51
Liabilities	7
Net deferred tax asset / (liability)	58	(10)	8
Lease Liability
Deferred tax
Net deferred tax asset / (liability)	1	37	42
Movements in the deferred tax position
As at beginning	37	42
Income statement	(2)	(5)
Other	(34)
As at ending	1	37	42
Before jurisdictional netting, Assets		37
Assets	1
Net deferred tax asset / (liability)	1	37	42
Right use of asset
Deferred tax
Net deferred tax asset / (liability)	3	(35)	(39)
Movements in the deferred tax position
As at beginning	(35)	(39)
Income statement	5	5
Other	33	(1)
As at ending	3	(35)	(39)
Before jurisdictional netting, Liabilities		(35)
Liabilities	3
Net deferred tax asset / (liability)	3	€ (35)	€ (39)
Fair value gains
Deferred tax
Net deferred tax asset / (liability)	9
Movements in the deferred tax position
Other	9
As at ending	9
Assets	9
Net deferred tax asset / (liability)	9
Share-based payments
Deferred tax
Net deferred tax asset / (liability)	2
Movements in the deferred tax position
Income statement	2
As at ending	2
Assets	2
Net deferred tax asset / (liability)	€ 2